ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Summary of accrued expenses and other current liabilities

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Salary and welfare payable	409,965	606,098
Other accrued expense	111,134	228,981
Other tax payable	71,473	61,059
Refund liability (1)	67,157	127,969
Accrued marketing expense	113,516	214,022
Payable for investment and acquisition	26,580	—
Others	5,207	7,078
	805,032	1,245,207

(1)
Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.